CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 797.5	$ 757.3	$ 693.4
Cash flow hedges:
Gain (loss) on valuation of derivative financial instruments	5.1	(58.9)	4.6
Deferred income taxes	0.5	6.2	1.4
Defined benefit plans:
Re-measurement gain	6.4	77.3	107.9
Deferred income taxes	(1.7)	(20.5)	(28.6)
Reclassification to income:
Gain related to cash flow hedges			(1.0)
Deferred income taxes			0.6
Other comprehensive income	10.3	4.1	84.9
Comprehensive income	807.8	761.4	778.3
Comprehensive income attributable to
Shareholder	807.7	761.3	778.2
Non-controlling interests	$ 0.1	$ 0.1	$ 0.1